Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net income		$ 280		$ 464		$ 687
Adjustments for:
Depreciation and amortization		615		596		536
Fixed assets impairment		111		14		0
Exchange rate, interest and derivative, net		59		152		24
Tax expenses		161		172		287
Change in provisions		26		(50)		(32)
Other		18		13		29
Adjustments for reconcile profit loss		990		897		844
Change in inventories		(210)		(7)		465
Change in trade receivables		(11)		26		252
Change in trade payables		100		104		(101)
Change in other receivables		(22)		39		26
Change in other payables		80		43		(210)
Net change in operating assets and liabilities		(63)		205		432
Income taxes paid, net of refund		(151)		(98)		(253)
Net cash provided by operating activities	[1]	1,056		1,468		1,710
Cash flows from investing activities
Proceeds (payments) from deposits, net		(86)		56		(88)
Purchases of property, plant and equipment and intangible assets		(824)		(713)		(780)
Proceeds from divestiture of assets and businesses, net of transaction expenses		1		19		4
Payments from settlement of derivatives, net		(9)		0		0
Interest received		15		17		10
Business combinations		(12)		(74)		0
Other		0		1		1
Net cash used in investing activities		(915)		(694)		(853)
Cash flows from financing activities
Dividends paid to the Company's shareholders		(224)		(251)		(474)
Receipts of long-term debt		1,666	[2]	889	[2]	633
Repayments of long-term debt		(1,599)		(1,302)		(836)
Receipts (repayments) of short-term debt, net		146		(1)		(25)
Interest paid		(117)		(122)		(125)
Receipts (payments) from transactions in derivatives		(3)		(2)		5
Dividend paid to the non-controlling interests		(64)		(57)		(15)
Net cash used in financing activities		(195)		(846)		(837)
Net change in cash and cash equivalents		(54)		(72)		20
Cash and cash equivalents as of the beginning of the year		327		420		417
Net effect of currency translation on cash and cash equivalents		18		(21)		(17)
Cash and cash equivalents as of the end of the year		$ 291		$ 327		$ 420

[1]	Reclassification - see Note 3 below.
[2]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.